Prepaid Expenses, Taxes and Other Current Assets	12 Months Ended
Dec. 31, 2019
Prepaid Expenses Taxes And Other Current Assets
Prepaid Expenses, Taxes and Other Current Assets
4.	Prepaid expenses, taxes and other current assets

	2019	2018
Advance payment to suppliers	96,717	-
Prepaid expenses	-	12,000
	96,717	12,000